Our Business And Our Recent History	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Our Business And Our Recent History [Abstract]
Our Business And Our Recent History

1.    Our Business and Our Recent History

Our Business

We are a full service, vertically integrated and self-administered REIT that owns, operates, acquires and selectively develops and redevelops primarily neighborhood and community shopping centers located in high-traffic, densely populated, affluent areas with high barriers to entry, which we refer to as “Irreplaceable Corners TM.” Our goal is to be recognized as the premier provider of the best retail and multi-tenant real estate portfolio of “Irreplaceable CornersTM.” Our shopping centers are often anchored by strong national and local retailers, including supermarket chains, drug stores and other necessity-based retailers. Our remaining tenants consist primarily of specialty retailers and local restaurants. Our portfolio is predominantly concentrated in the affluent, high-growth submarkets of Houston, Dallas, San Antonio, Austin and Atlanta, which we collectively refer to as our core markets. Over our 28-year history, we have acquired, owned and operated retail properties across 23 states. We are headquartered in Houston, Texas and have regional offices in Dallas, Texas and Atlanta, Georgia. We are a Maryland corporation that has elected to be taxed as a REIT for U.S. federal income tax purposes and have been a reporting company with the SEC since 1995.

We believe the high-growth submarkets of Houston, Dallas, San Antonio, Austin and Atlanta are compelling real estate markets given their favorable demographics, job growth and large and diverse economies. The primary economic drivers in these markets are transport and utilities (including energy), government (including defense), education and healthcare, professional and business services, and leisure and hospitality. As part of our ongoing investment strategy, we expanded our presence in Atlanta, Georgia with the acquisition of two multi-tenant properties in 2011, and we intend to continue to acquire additional properties within these markets, or other U.S. cities, that exhibit comparable population, affluence and growth characteristics.

As of December 31, 2011, our portfolio consisted of 29 wholly-owned properties with approximately 1.2 million square feet of GLA. In addition to our portfolio, we have an advisory services business that provides a full suite of real estate services to the properties within our wholly-owned portfolio as well as to eight real estate funds in which we have varying ownership interests and that we manage on behalf of institutional and individual high-net-worth investors, which we collectively refer to as our advised funds. The investment strategy of the Advised Funds is focused upon the development and re-development of retail and mixed-use properties situated on premium-quality locations. As of December 31, 2011, our advised funds held 19 properties.

Recent History

We were organized by our predecessor, AmREIT, in April 2007 as REITPlus, Inc. REITPlus was structured as an externally managed and advised REIT, with a wholly-owned subsidiary of AmREIT providing investment advisory and property and corporate management services. In November 2009, we completed a restructuring, which consisted of the merger of AmREIT with and into REITPlus, wherein AmREIT acquired REITPlus’s net assets, for financial reporting purposes, and the surviving entity was renamed AmREIT, Inc. See also Note 14. The restructuring resulted in the combination of AmREIT’s three classes of common shares of beneficial interest into a single common class of common stock. All of the independent members of the boards of both AmREIT and REITPlus now form our seven-member board of directors.

1.	OUR BUSINESS AND OUR RECENT HISTORY

Our Business

We are a full service, vertically integrated and self-administered REIT that owns, operates, acquires and selectively develops and redevelops primarily neighborhood and community shopping centers located in high-traffic, densely populated, affluent areas with high barriers to entry. We seek to own properties in major cities in the United States that contain submarkets with characteristics comparable to our existing markets. Our shopping centers are often anchored by strong national and local retailers, including supermarket chains, drug stores and other necessity-based retailers. Our remaining tenants consist primarily of specialty retailers and local restaurants. Over our 28-year history, we have acquired, owned and operated retail properties across 23 states. We have elected to be taxed as a REIT for federal income tax purposes.

Our investment focus is predominantly concentrated in the affluent, high-growth submarkets of Houston, Dallas, San Antonio, Austin and Atlanta, which represent five of the top population and job growth markets in the United States. We believe these metropolitan areas are compelling real estate markets given their favorable demographics, robust job growth and large and diverse economies. The primary economic drivers in these markets are transport and utilities (including energy), government (including defense), education and healthcare, professional and business services, and leisure and hospitality. As part of our ongoing investment strategy, we expanded our presence in Atlanta, Georgia with the acquisition of two multi-tenant properties in 2011. We intend to continue to acquire additional properties within the above markets, or other U.S. cities, that exhibit comparable population, affluence and growth characteristics. Our targeted properties will include premier retail frontage locations in high-traffic, highly populated, affluent areas with high barriers to entry.

As of March 31, 2012, our portfolio consisted of 29 wholly-owned properties with 1.2 million square feet of GLA. In addition to our portfolio, we have an advisory services business that provides a full suite of real estate services to the properties within our wholly-owned portfolio as well as to eight real estate funds in which we have varying ownership interests and that we manage on behalf of institutional and individual high-net-worth investors, which we collectively refer to as our advised funds. The investment strategy of our advised funds is focused upon the development and re-development of retail and mixed-use properties situated on premium-quality locations. As of March 31, 2012, our advised funds held 18 properties.